Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 7 — Intangible Assets

In October 2016, Red Earth, LLC (“Red Earth”), a Nevada limited liability company, entered into an Asset Purchase and Sale Agreement with the owner of a provisional Medical Marijuana Establishment Registration Certificate (the “Provisional Grow License”) issued by the state of Nevada for the cultivation of medical marijuana for $300,000. To initiate the purchase and transfer the Provisional Grow License, the Company paid a $25,000 deposit to the seller in October 2016.

The Provisional Grow License remains in a provisional status until the Company has completed the build out of a cultivation facility and obtained approval from the state of Nevada to begin cultivation in the approved facility. Once approval from the state of Nevada is received, the Company begins the cultivation process.

On December 15, 2017, the Company acquired 100% of the outstanding membership interests of Red Earth for 52,732,969 shares of common stock of the Company, par value $0.001 and a Promissory Note in the amount of $900,000. Red Earth became a wholly owned subsidiary (the “Subsidiary”) of the Company.

On or about May 7, 2021, the Subsidiary, received an inquiry from the State of Nevada Cannabis Compliance Board (“CCB”) regarding the transfer of ownership of the Subsidiary from its previous owners to the Company. The CCB has determined that the transfer was not formally approved, thus a Category II violation.

On July 27, 2021, the Subsidiary entered into a Stipulation and Order for Settlement of Disciplinary Action (the “Stipulation Order”) with the CCB. Under the terms of the Stipulation Order, the Subsidiary has agreed to present to the CCB, by not later than August 31, 2021, a plan pursuant to which the ownership of the Subsidiary will be returned to the original owners. The Parties to the Stipulation Order resolved the matter without the necessity of taking formal action. The Subsidiary agreed to pay a civil penalty of $10,000, which was paid on July 29, 2021.

On August 1, 2021, the Company entered into a Memorandum of Understanding and Agreement for Technical Services and Short-Term Funding (the “Agreement”) with Red Earth, LLC (hereinafter, “Red Earth”), an entity controlled by its Chief Cultivation Officer, Paris Balaouras. Under the terms of the Agreement, the Company will provide a short-term loan (the “Loan”) to Red Earth for expenses related to the activation and operation of Red Earth’s cultivation license. The Loan shall bear interest at 12% per annum and increase to 18% upon default. In addition, the Company shall provide Red Earth pre-opening technical services at a cost of $5,000 to $7,500 per month. As of March 31, 2022, the amount due the Company under the short-term loan is $40,165.

On August 26, 2021, the Company and the Company’s Chief Cultivation Officer and previous owner of the Subsidiary, Paris Balaouras, entered into a Termination Agreement. Under the terms of the Termination Agreement, the Purchase Agreement (the “Purchase Agreement”), dated December 15, 2017, entered into between the Company and the Subsidiary was terminated as of the date of the Termination Agreement resulting in the return of ownership of the Subsidiary to Mr. Balaouras. Neither party shall have any further obligation to one another pursuant to the terms of the Purchase Agreement. Please see Note 14 — Related Party Transactions for further information.

On September 2, 2021, the Company received approval of the Termination Agreement from the CCB.

MJ HOLDINGS, INC. and SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the Three Months Ended March 31, 2022 and 2021

(Unaudited)

Note 7 — Intangible Assets

In October 2016, Red Earth, LLC (“Red Earth”), a Nevada limited liability company, entered into an Asset Purchase and Sale Agreement with the owner of a provisional Medical Marijuana Establishment Registration Certificate (the “Provisional Grow License”) issued by the state of Nevada for the cultivation of medical marijuana for $300,000. To initiate the purchase and transfer the Provisional Grow License, the Company paid a $25,000 deposit to the seller in October 2016.

The Provisional Grow License remains in a provisional status until the Company has completed the build out of a cultivation facility and obtained approval from the state of Nevada to begin cultivation in the approved facility. Once approval from the state of Nevada is received, the Company begins the cultivation process.

On December 15, 2017, the Company acquired 100% of the outstanding membership interests of Red Earth for 52,732,969 shares of common stock of the Company, par value $0.001 and a Promissory Note in the amount of $900,000. Red Earth became a wholly owned subsidiary (the “Subsidiary”) of the Company.

On or about May 7, 2021, the Subsidiary, received an inquiry from the State of Nevada Cannabis Compliance Board (“CCB”) regarding the transfer of ownership of the Subsidiary from its previous owners to the Company. The CCB has determined that the transfer was not formally approved, thus a Category II violation.

On July 27, 2021, the Subsidiary entered into a Stipulation and Order for Settlement of Disciplinary Action (the “Stipulation Order”) with the CCB. Under the terms of the Stipulation Order, the Subsidiary has agreed to present to the CCB, by not later than August 31, 2021, a plan pursuant to which the ownership of the Subsidiary will be returned to the original owners. The Parties to the Stipulation Order resolved the matter without the necessity of taking formal action. The Subsidiary agreed to pay a civil penalty of $10,000, which was paid on July 29, 2021.

On August 1, 2021, the Company entered into a Memorandum of Understanding and Agreement for Technical Services and Short-Term Funding (the “Agreement”) with Red Earth, LLC (hereinafter, “Red Earth”), an entity controlled by its Chief Cultivation Officer, Paris Balaouras. Under the terms of the Agreement, the Company will provide a short-term loan (the “Loan”) to Red Earth for expenses related to the activation and operation of Red Earth’s cultivation license. The Loan shall bear interest at 12% per annum and increase to 18% upon default. In addition, the Company shall provide Red Earth pre-opening technical services at a cost of $5,000 to $7,500 per month. As of December 31, 2021, the amount due the Company under the short-term loan is $40,165.

On August 26, 2021, the Company and the Company’s Chief Cultivation Officer and previous owner of the Subsidiary, Paris Balaouras, entered into a Termination Agreement. Under the terms of the Termination Agreement, the Purchase Agreement (the “Purchase Agreement”), dated December 15, 2017, entered into between the Company and the Subsidiary was terminated as of the date of the Termination Agreement resulting in the return of ownership of the Subsidiary to Mr. Balaouras. Neither party shall have any further obligation to one another pursuant to the terms of the Purchase Agreement. Please see Note 15 — Gain on Disposal of Subsidiary for further information.

On September 2, 2021, the Company received approval of the Termination Agreement from the CCB.